Unaudited Consolidated Statements of Changes in Shareholders’ Equity	ordinary shares Class A CNY (¥) shares	ordinary shares Class A USD ($) shares	ordinary shares Class B CNY (¥) shares	ordinary shares Class B USD ($) shares	Convertible preferred shares CNY (¥) shares	Convertible preferred shares USD ($) shares	Subscription receivable for ordinary shares CNY (¥)	Subscription receivable for ordinary shares USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive interest CNY (¥)	Accumulated other comprehensive interest USD ($)	Total DDC shareholders’ equity/(deficit) CNY (¥)	Total DDC shareholders’ equity/(deficit) USD ($)	Non-redeemable non-controlling interest CNY (¥)	Non-redeemable non-controlling interest USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 8,984,639		¥ 96,589						¥ 1,984,763,325		¥ (1,814,578,760)		¥ (131,840,166)		¥ 47,425,627		¥ 34,845,487		¥ 82,271,114
Balance at Dec. 31, 2024	¥ 8,984,639		¥ 96,589						1,984,763,325		(1,814,578,760)		(131,840,166)		47,425,627		34,845,487		82,271,114
Balance (in Shares) at Dec. 31, 2024 | shares	3,150,169	3,150,169	875,000	875,000
Issuance of class A ordinary shares	¥ 9,976,779						(123,772,226)		200,409,497						86,614,050				86,614,050
Issuance of class A ordinary shares (in Shares) | shares	4,044,866	4,044,866
Certain liabilities transferred to class A ordinary shares	¥ 1,488,989								9,678,427						11,167,416				11,167,416
Certain liabilities transferred to class A ordinary shares (in Shares) | shares	600,000	600,000
Shareholder Loan transfer to class A ordinary shares	¥ 1,267,210								22,859,685						24,126,895				24,126,895
Shareholder Loan transfer to class A ordinary shares (in Shares) | shares	512,548	512,548
Share-based compensation									3,151,323						3,151,323				3,151,323
Net income/(loss)											28,143,307				28,143,307		8,990,337		37,133,644
Foreign currency translation adjustment, net of nil income taxes													4,151,520		4,151,520				4,151,520
Balance at Jun. 30, 2025	¥ 21,717,617		¥ 96,589				(123,772,226)		2,220,862,257		(1,786,435,453)		(127,688,646)		204,780,138		43,835,824		248,615,962
Balance (in Shares) at Jun. 30, 2025 | shares	8,307,583	8,307,583	875,000	875,000
Balance at Dec. 31, 2024	¥ 8,984,639		¥ 96,589						1,984,763,325		(1,814,578,760)		(131,840,166)		47,425,627		34,845,487		82,271,114
Balance (in Shares) at Dec. 31, 2024 | shares	3,150,169	3,150,169	875,000	875,000
Balance at Dec. 31, 2025	¥ 65,584,619		¥ 196,479		¥ 230,544,640		(881,552,096)		3,380,325,431		(2,171,283,787)		(125,758,629)		498,056,657		53,547,302		551,603,959
Balance (in Shares) at Dec. 31, 2025 | shares	23,281,620	23,281,620	1,750,000	1,750,000	16,000,000	16,000,000
Balance (in Dollars)	¥ 21,717,617		¥ 96,589				(123,772,226)		2,220,862,257		(1,786,435,453)		(127,688,646)		204,780,138		43,835,824		248,615,962
Balance (in Dollars)	65,584,619		196,479		¥ 230,544,640		(881,552,096)		3,380,325,431		(2,171,283,787)		(125,758,629)		498,056,657		53,547,302		551,603,959
Issuance of class A ordinary shares	¥ 15,332,347								80,111,519						95,443,866				95,443,866
Issuance of class A ordinary shares (in Shares) | shares	5,627,871	5,627,871
Convertible Preferred Shares transferred to class A ordinary shares	¥ 27,038,178				¥ (230,544,640)				203,506,462
Convertible Preferred Shares transferred to class A ordinary shares (in Shares) | shares	9,924,598	9,924,598			(16,000,000)	(16,000,000)
Convertible Notes transferred to class A ordinary shares	¥ 3,534,563								13,472,087						17,006,650				17,006,650
Convertible Notes transferred to class A ordinary shares (in Shares) | shares	1,297,392	1,297,392
Certain liabilities transferred to class A ordinary shares	¥ 384,312								875,705						1,260,017				1,260,017
Certain liabilities transferred to class A ordinary shares (in Shares) | shares	191,065	191,065
Exercise of warrants	¥ 14,452,897								(14,452,897)
Exercise of warrants (in Shares) | shares	5,305,061	5,305,061
Collection of subscription receivable for ordinary shares							871,571,200								871,571,200				871,571,200
Share-based compensation									21,754,719						21,754,719				21,754,719
Net income/(loss)											(269,390,059)				(269,390,059)		8,745,872		(260,644,187)	$ (38,414,200)
Foreign currency translation adjustment, net of nil income taxes													(8,888,973)		(8,888,973)				(8,888,973)
Balance at Jun. 30, 2026	¥ 126,326,916	$ 18,618,284	¥ 196,479	$ 28,957			(9,980,896)	$ (1,471,002)	3,685,593,026	$ 543,189,198	(2,440,673,846)	$ (359,710,814)	(134,647,602)	$ (19,844,601)	1,226,814,077	$ 180,810,022	62,293,174	$ 9,180,878	1,289,107,251	189,990,900
Balance (in Shares) at Jun. 30, 2026 | shares	45,627,607	45,627,607	1,750,000	1,750,000
Balance (in Dollars)	¥ 126,326,916	$ 18,618,284	¥ 196,479	$ 28,957			¥ (9,980,896)	$ (1,471,002)	¥ 3,685,593,026	$ 543,189,198	¥ (2,440,673,846)	$ (359,710,814)	¥ (134,647,602)	$ (19,844,601)	¥ 1,226,814,077	$ 180,810,022	¥ 62,293,174	$ 9,180,878	¥ 1,289,107,251	$ 189,990,900